Label	Element	Value
Dynamic Allocation Fund
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Supplement [Text Block]	ck0000719423_SupplementTextBlock

VALIC Company I

Dynamic Allocation Fund

(the “Fund”)

Supplement dated November 30, 2018,

to the Fund’s Prospectus dated October 1, 2018

At the October 22-23, 2018 meeting of the Board of Directors (the “Board”) of VALIC Company I (the “Corporation”), the Board approved certain changes to the principal investment strategies of the Fund, including to reflect that AllianceBernstein L.P., who is responsible for managing the Overlay Component of the Fund, will no longer manage the Fund’s net equity exposure pursuant to a formula provided by The Variable Annuity Life Insurance Company, the Fund’s investment adviser (the “Adviser”), and developed by affiliated insurance companies of the Adviser.

Effective December 1, 2018, the following changes are made to the Prospectus:

Risk/Return [Heading]	rr_RiskReturnHeading	Dynamic Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The third and fourth paragraphs of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” are hereby deleted in their entirety.

The eighth paragraph of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is hereby deleted in its entirety and replaced with the following:

AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Fund’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Fund’s average net equity exposure over long term periods is expected to be approximately 60%-65%. The Fund’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options, and to a lesser extent options on stock index futures and stock index swaps, as the allocation among Underlying Funds in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Fund of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Fund to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

The ninth paragraph of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is hereby deleted in its entirety.

The following sentences are hereby added to the end of the tenth paragraph of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund”:

Efforts to manage the Fund’s volatility may also expose the Fund to additional costs. In addition, AllianceBernstein will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Fund exposure to certain severe and unanticipated market events that could significantly detract from returns.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The second sentence of the sections titled “Fund Summary: Dynamic Allocation Fund – Principal Risks of Investing in the Fund – Dynamic Allocation Risk” and “Investment Glossary – Investment Risks – Dynamic Allocation Risk” is hereby deleted and replaced with the following:

The Fund is subject to the risk that the investment process that will determine the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes may not produce the desired result.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.